Summary of Significant Accounting Policies (Details) - SK GROWTH OPPORTUNITIES CORPORATION [Member] - USD ($)		12 Months Ended
	Aug. 09, 2022	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Federal deposit insurance corporation coverage limit (in Dollars)		$ 250,000
Cash equivalents (in Dollars)
Maturity days		185 days
Class A ordinary shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares subject to possible redemption		9,732,960	10,056,597
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Private placement warrants		17,272,000
Over-Allotment Option [Member]
Summary of Significant Accounting Policies [Line Items]
Forfeitures shares	510,000